United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2008

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       11/12/08
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 100,186
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------   ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Equities        G24182100       519    13,000SH     SOLE                              13,000
Weatherford Intl                Equities        G95089101     1,224    48,680SH     SOLE                              48,680
Abbott Laboratories             Equities        002824100       930    16,160SH     SOLE                              16,160
Altria Group Inc                Equities        02209S103       228    11,485SH     SOLE                              11,485
Amazon.com                      Equities        023135106     3,227    44,352SH     SOLE                              44,352
American Express                Equities        025816109       861    24,313SH     SOLE                              24,313
American Tower                  Equities        029912201    15,933   442,957SH     SOLE                             442,957
Anadarko Petroleum              Equities        032511107       247     5,100SH     SOLE                               5,100
Auto Data Processing            Equities        053015103       590    13,800SH     SOLE                              13,800
Berkshire Hathaway Cl A         Equities        084670108     1,045         8SH     SOLE                                   8
Berkshire Hathaway Cl B         Equities        084670207       453       103SH     SOLE                                 103
Cigna                           Equities          125509109     408    12,015SH     SOLE                              12,015
Chevron Texaco                  Equities          166764100     349     4,228SH     SOLE                               4,228
Coca Cola Company               Equities          191216100     760    14,374SH     SOLE                              14,374
Comcast Cp New Cl A Spl         Equities        20030N200       370    18,750SH     SOLE                              18,750
Devon Energy New                Equities        25179M103       456     5,000SH     SOLE                               5,000
Dunn & Bradstreet Copr. New     Equities        26483E100       283     3,000SH     SOLE                               3,000
eBay                            Equities          278642103   3,726   166,470SH     SOLE                             166,470
Electronic Arts                 Equities          285512109   4,606   124,517SH     SOLE                             124,517
Esco Technologies               Equities          296315104   1,902    39,490SH     SOLE                              39,490
Euronet Worldwide               Equities          298736109   4,034   241,150SH     SOLE                             241,150
Exxon Mobil                     Equities        30231G102     7,602    97,887SH     SOLE                              97,887
General Electric                Equities          369604103   1,754    68,778SH     SOLE                              68,778
Glaxosmithkline Plc             Spon ADR        37733W105       466    10,725SH     SOLE                              10,725
Google Inc Class A              Equities        38259P508       461     1,150SH     SOLE                               1,150
Heartland Payment Sys           Equities        42235N108       225     8,792SH     SOLE                               8,792
Hess Corp                       Equities        42809H107       246     3,000SH     SOLE                               3,000
I C U Medical                   Equities        44930G107     1,024    33,675SH     SOLE                              33,675
Intl Business Machines          Equities          459200101     242     2,072SH     SOLE                               2,072
Intl Game Technology            Equities          459902102   1,268    73,815SH     SOLE                              73,815
Johnson & Johnson               Equities          478160104   2,470    35,646SH     SOLE                              35,646
Kimberly Clark                  Equities          494368103     211     3,252SH     SOLE                               3,252
Kraft Foods Inc                 Equities        50075N104       238     7,255SH     SOLE                               7,255
Legg Mason Inc                  Equities          524901105   1,127    29,610SH     SOLE                              29,610
Merck & Co Inc                  Equities          589331107     354    11,220SH     SOLE                              11,220
Microsoft                       Equities          594918104   1,584    59,359SH     SOLE                              59,359
Mothers Work                    Equities          619903107   1,174    84,549SH     SOLE                              84,549
Netflix Inc                     Equities        64110L106     5,459   176,780SH     SOLE                             176,780
Northern Trust Corporation      Equities          665859104     708     9,800SH     SOLE                               9,800
Oracle                          Equities        68389X105       341    16,800SH     SOLE                              16,800
Penn Virginia Gp Hldg LP        Equities        70788P105       209    10,000SH     SOLE                              10,000
Penn Virginia Corp              Equities          707882106   2,896    54,200SH     SOLE                              54,200
Pfizer Incorporated             Equities          717081103     375    20,360SH     SOLE                              20,360
Philip Morris Intl Inc          Equities          718172109     552    11,485SH     SOLE                              11,485
T Rowe Price Group              Equities        74144T108     2,229    41,493SH     SOLE                              41,493
Procter & Gamble                Equities          742718109     202     2,905SH     SOLE                               2,905
Qualcomm                        Equities          747525103  23,244   540,929SH     SOLE                             540,929
Quantum Fuel Sys Tech           Equities        74765E109        71    55,000SH     SOLE                              55,000
Schering Plough                 Equities          806605101     192    10,400SH     SOLE                              10,400
Wells Fargo & Co. New           Equities          949746101     488    13,000SH     SOLE                              13,000
Whole Foods Market Inc          Equities          966837106     305    15,250SH     SOLE                              15,250
Wyeth                           Equities          983024100     318     8,610SH     SOLE                               8,610
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